Share-based Compensation - Share option replacement (Details) - CNY (¥)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 15, 2018	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Unrecognized compensation expenses related to unvested awards granted			¥ 12,100,000
TuanChe Limited Share Incentive Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares shall replaced with options		15,473,653
Number of share options replaced with restricted shares		13,740,480
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years		0 years
TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years		4 years
TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	38,723,321
Value of shares issued	¥ 0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense			¥ 6,100,000	¥ 4,400,000
Weighted average period			1 year 5 months 8 days
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted			1,500,000
Total fair value of restricted shares granted			¥ 2,100,000